Related party transactions (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 2,019,088	$ 1,716,270
Forasen Group Co., Ltd
Related Party Transaction [Line Items]
Due to related parties	2,808
Yefang Zhang
Related Party Transaction [Line Items]
Due to related parties	1,999,870	1,714,811
Zhejiang Tantech Bamboo Technology Co., Ltd.
Related Party Transaction [Line Items]
Due to related parties	$ 16,410	$ 1,459